Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2013
Marketable Securities
Schedule of available-for-sale marketable securities and cash and cash equivalents

Available-for-sale marketable securities and cash and cash equivalents consist of the following (in thousands):

	December 31, 2013
	Amortized Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Cash and cash equivalents:
Cash	$2,710	$—	$—	$2,710
Money market	9,593	—	—	9,593

Total	$12,303	$—	$—	$12,303

	December 31, 2012
	Amortized Cost Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Cash and cash equivalents:
Cash	$1,134	$—	$—	$1,134
Money market	16,020	—	—	16,020
Domestic corporate commercial paper	1,499	—	—	1,499

Total	$18,653	$—	$—	$18,653

Marketable securities:
Domestic corporate commercial paper	4,000	—	—	4,000

Total	$4,000	$—	$—	$4,000